LEASE - Statement of Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	$ 121,946
Expenses depreciation	177,709
Payments of penalties	363
Effect of changes in foreign exchange rate	207
Short-term leases	1,828
Expense relating to leases of low-value assets for which recognition exemption has been used	6,843
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	1,766
Expenses depreciation	16,833
Short-term leases	10
Expense relating to leases of low-value assets for which recognition exemption has been used	1,282
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	63
Expenses depreciation	4,645
Short-term leases	89
Expense relating to leases of low-value assets for which recognition exemption has been used	34
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	119,951
Expenses depreciation	155,246
Payments of penalties	363
Effect of changes in foreign exchange rate	207
Short-term leases	1,729
Expense relating to leases of low-value assets for which recognition exemption has been used	2,287
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	166
Expenses depreciation	985
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 3,240